Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
March 31, 2023
VIPEI-NPRT1-0523
1.799856.119
Common Stocks - 95.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,463,570	47,423,723
Verizon Communications, Inc.	1,357,860	52,807,175
		100,230,898
Entertainment - 0.9%
Activision Blizzard, Inc.	579,300	49,582,287
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	629,260	65,273,140
Media - 2.1%
Comcast Corp. Class A	2,176,833	82,523,739
Interpublic Group of Companies, Inc.	623,773	23,229,307
Shaw Communications, Inc. Class B (b)	377,000	11,280,710
		117,033,756
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	395,300	18,321,563
T-Mobile U.S., Inc. (a)	641,318	92,888,499
		111,210,062
TOTAL COMMUNICATION SERVICES		443,330,143
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	377,000	13,289,250
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	284,780	79,627,336
Specialty Retail - 1.7%
Best Buy Co., Inc.	139,600	10,926,492
Burlington Stores, Inc. (a)	107,878	21,802,144
Dick's Sporting Goods, Inc.	21,700	3,079,013
Lowe's Companies, Inc.	11,400	2,279,658
TJX Companies, Inc.	703,374	55,116,387
		93,203,694
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	47,100	4,250,304
Tapestry, Inc.	82,500	3,556,575
		7,806,879
TOTAL CONSUMER DISCRETIONARY		193,927,159
CONSUMER STAPLES - 12.1%
Beverages - 2.8%
Diageo PLC	439,200	19,601,354
Keurig Dr. Pepper, Inc.	1,702,700	60,071,256
The Coca-Cola Co.	1,196,046	74,190,733
		153,863,343
Food & Staples Retailing - 4.6%
Albertsons Companies, Inc.	631,700	13,126,726
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	325,700	16,375,372
BJ's Wholesale Club Holdings, Inc. (a)	270,205	20,554,494
Costco Wholesale Corp.	56,600	28,122,842
Dollar Tree, Inc. (a)	287,700	41,299,335
Target Corp.	127,908	21,185,402
Walmart, Inc.	773,745	114,088,700
		254,752,871
Food Products - 1.4%
Bunge Ltd.	168,500	16,095,120
Mondelez International, Inc.	719,971	50,196,378
Nestle SA (Reg. S)	92,157	11,236,755
		77,528,253
Household Products - 1.5%
Procter & Gamble Co.	562,844	83,689,274
Personal Products - 0.2%
Unilever PLC	247,400	12,820,029
Tobacco - 1.6%
Altria Group, Inc.	623,900	27,838,418
Philip Morris International, Inc.	630,800	61,345,300
		89,183,718
TOTAL CONSUMER STAPLES		671,837,488
ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Canadian Natural Resources Ltd.	662,100	36,639,629
ConocoPhillips Co.	629,104	62,413,408
Enterprise Products Partners LP	1,344,244	34,815,920
Exxon Mobil Corp.	1,684,166	184,685,644
Hess Corp.	285,900	37,836,006
Imperial Oil Ltd.	754,735	38,381,751
Phillips 66 Co.	278,300	28,214,054
Valero Energy Corp.	264,234	36,887,066
		459,873,478
FINANCIALS - 13.1%
Banks - 8.6%
Bank of America Corp.	3,996,209	114,291,577
Huntington Bancshares, Inc.	2,646,170	29,637,104
JPMorgan Chase & Co.	1,345,475	175,328,847
M&T Bank Corp.	266,967	31,921,244
PNC Financial Services Group, Inc.	464,200	58,999,820
Wells Fargo & Co.	1,923,901	71,915,419
		482,094,011
Consumer Finance - 0.7%
Capital One Financial Corp.	403,316	38,782,867
Financial Services - 0.3%
Visa, Inc. Class A	64,242	14,484,001
Insurance - 3.5%
American Financial Group, Inc.	256,100	31,116,150
Chubb Ltd.	311,282	60,444,739
Hartford Financial Services Group, Inc.	532,600	37,116,894
Marsh & McLennan Companies, Inc.	105,100	17,504,405
The Travelers Companies, Inc.	296,540	50,829,921
		197,012,109
TOTAL FINANCIALS		732,372,988
HEALTH CARE - 18.4%
Biotechnology - 3.0%
AbbVie, Inc.	197,539	31,481,790
Amgen, Inc.	295,975	71,551,956
Gilead Sciences, Inc.	782,700	64,940,619
		167,974,365
Health Care Equipment & Supplies - 0.4%
GE Healthcare Holding LLC	261,740	21,470,532
Health Care Providers & Services - 2.7%
Cigna Group	284,209	72,623,926
UnitedHealth Group, Inc.	165,912	78,408,352
		151,032,278
Life Sciences Tools & Services - 2.0%
Danaher Corp.	445,568	112,300,959
Pharmaceuticals - 10.3%
AstraZeneca PLC (United Kingdom)	482,136	66,802,040
Bristol-Myers Squibb Co.	980,637	67,967,950
Eli Lilly & Co.	250,358	85,977,944
Johnson & Johnson	725,296	112,420,880
Merck & Co., Inc.	686,800	73,068,652
Roche Holding AG (participation certificate)	231,551	66,163,985
Royalty Pharma PLC	754,100	27,170,223
Sanofi SA	654,455	70,994,445
		570,566,119
TOTAL HEALTH CARE		1,023,344,253
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	102,800	21,281,656
Lockheed Martin Corp.	64,400	30,443,812
Northrop Grumman Corp.	98,901	45,664,570
The Boeing Co. (a)	382,800	81,318,204
		178,708,242
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	172,414	33,446,592
Building Products - 0.5%
Johnson Controls International PLC	472,200	28,435,884
Electrical Equipment - 0.8%
AMETEK, Inc.	305,552	44,405,872
Industrial Conglomerates - 2.0%
General Electric Co.	785,220	75,067,032
Hitachi Ltd.	269,900	14,833,890
Siemens AG	122,329	19,817,776
		109,718,698
Machinery - 1.4%
Crane Holdings Co.	186,400	21,156,400
Fortive Corp.	359,116	24,480,938
ITT, Inc.	372,852	32,177,128
		77,814,466
Professional Services - 0.3%
KBR, Inc.	234,000	12,881,700
Paychex, Inc.	45,400	5,202,386
		18,084,086
Trading Companies & Distributors - 0.4%
Watsco, Inc. (b)	66,758	21,239,725
TOTAL INDUSTRIALS		511,853,565
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,781,654	93,135,963
IT Services - 1.6%
Accenture PLC Class A	94,800	27,094,788
Amdocs Ltd.	650,033	62,422,669
		89,517,457
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	329,500	61,443,513
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,291	58,908,729
		120,352,242
Software - 2.7%
Gen Digital, Inc.	661,800	11,356,488
Microsoft Corp.	273,250	78,777,975
Roper Technologies, Inc.	134,894	59,446,437
		149,580,900
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	87,429	14,417,042
Samsung Electronics Co. Ltd.	1,082,546	53,337,511
Seagate Technology Holdings PLC	96,000	6,347,520
		74,102,073
TOTAL INFORMATION TECHNOLOGY		526,688,635
MATERIALS - 5.2%
Chemicals - 2.3%
Linde PLC	321,489	114,270,050
Nutrien Ltd.	174,600	12,894,433
		127,164,483
Containers & Packaging - 1.3%
Ball Corp.	476,900	26,281,959
Crown Holdings, Inc.	576,259	47,662,382
		73,944,341
Metals & Mining - 1.6%
Anglo American PLC (United Kingdom)	486,300	16,175,075
Freeport-McMoRan, Inc.	1,743,900	71,342,949
		87,518,024
TOTAL MATERIALS		288,626,848
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	175,973	35,958,323
Lamar Advertising Co. Class A	372,108	37,169,868
Public Storage	111,096	33,566,545
		106,694,736
UTILITIES - 6.0%
Electric Utilities - 3.5%
Constellation Energy Corp.	201,349	15,805,897
Exelon Corp.	758,549	31,775,618
FirstEnergy Corp.	487,100	19,513,226
NextEra Energy, Inc.	1,012,616	78,052,441
PG&E Corp. (a)	1,081,900	17,494,323
Southern Co.	443,200	30,837,856
		193,479,361
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	765,701	18,376,824
Multi-Utilities - 2.2%
Ameren Corp.	325,858	28,150,873
CenterPoint Energy, Inc.	1,024,168	30,171,989
Dominion Energy, Inc.	617,900	34,546,789
WEC Energy Group, Inc.	316,025	29,956,010
		122,825,661
TOTAL UTILITIES		334,681,846
TOTAL COMMON STOCKS (Cost $3,667,707,166)		5,293,231,139

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	262,125,451	262,177,876
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	23,189,129	23,191,448
TOTAL MONEY MARKET FUNDS (Cost $285,369,324)		285,369,324

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,953,076,490)	5,578,600,463
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,410,125)
NET ASSETS - 100.0%	5,570,190,338

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	210,287,544	172,038,895	120,148,563	2,609,579	-	-	262,177,876	0.7%
Fidelity Securities Lending Cash Central Fund 4.87%	5,258,100	135,754,061	117,820,713	7,277	-	-	23,191,448	0.1%
Total	215,545,644	307,792,956	237,969,276	2,616,856	-	-	285,369,324

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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